Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 53,528	$ 3,093
Short-term investments	601	470
Accounts receivable, net of allowances of $645 and $641	12,439	12,576
Inventories	1,020	1,075
Prepaid expenses and other	3,406	4,021
Total current assets	70,994	21,235
Plant, property and equipment	220,865	209,575
Less accumulated depreciation	131,909	120,933
Plant, property and equipment, net	88,956	88,642
Investments in unconsolidated businesses	3,432	3,401
Wireless licenses	75,747	77,744
Goodwill	24,634	24,139
Other intangible assets, net	5,800	5,933
Other assets	4,535	4,128
Total assets	274,098	225,222
Current liabilities
Debt maturing within one year	3,933	4,369
Accounts payable and accrued liabilities	16,453	16,182
Other	6,664	6,405
Total current liabilities	27,050	26,956
Long-term debt	89,658	47,618
Employee benefit obligations	27,682	34,346
Deferred income taxes	28,639	24,677
Other Liabilities	5,653	6,092
Equity
Series preferred stock ($.10 par value; none issued)
Common stock ($.10 par value; 2,967,610,119 shares issued in both periods)	297	297
Contributed capital	37,939	37,990
Reinvested earnings (Accumulated deficit)	1,782	(3,734)
Accumulated other comprehensive income	2,358	2,235
Common stock in treasury, at cost	(3,961)	(4,071)
Deferred compensation - employee stock ownership plans and other	421	440
Noncontrolling interests	56,580	52,376
Total equity	95,416	85,533
Total liabilities and equity	$ 274,098	$ 225,222